Moerus Worldwide Value Fund
FUND SUMMARY - Moerus Worldwide Value Fund
Investment Objective:
The Fund’s objective is long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Moerus Worldwide Value Fund	Class N	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Moerus Worldwide Value Fund		Class N	Institutional Class
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.49%	0.49%
Total Annual Fund Operating Expenses		1.69%	1.44%
Fee Waiver and/or Expense Reimbursement	[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%	1.40%
[1]	Estimated for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.65% and 1.40% for Class N and Institutional Class Shares, respectively. This fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Moerus Worldwide Value Fund - USD ($)	1 Year	3 Years
Class N	168	525
Institutional Class	143	447

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The adviser pursues the Fund’s investment objective by investing primarily in foreign (including emerging markets) and domestic common stocks that it believes are undervalued. Under normal market conditions, the Fund will invest in at least three different countries and will invest at least 40% of its total assets in securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets (greater than 5% in a single security) may be invested in a limited number of issuers of securities.

The adviser uses a fundamental, bottom-up approach to purchase securities that are trading at substantial discounts to the adviser’s estimates of their intrinsic values. The adviser builds the Fund’s portfolio from the bottom up, based on its assessment of value, focusing on businesses it believes have solid balance sheets, high quality business models and shareholder-friendly management teams.

The Fund’s portfolio is primarily comprised of companies with sufficient capital to service their debt, and can survive market downturns and other financial events. The adviser believes that these companies have an enhanced ability to survive difficult periods and thrive over the long term, providing the Fund with the opportunity to achieve higher long term returns.

Under normal market conditions, the Fund’s portfolio consists of the common stock of 25 to 40 issuers, which allows the adviser to focus the Fund’s assets on the opportunities that, in the adviser’s opinion, have the highest potential for capital appreciation. In addition, the adviser may allocate a portion of the Fund’s assets to cash and cash equivalents to allow it to service redemptions and react quickly to fluctuations in the market and benefit from extreme and short-term market disruptions, which may provide opportunities to purchase securities that, in the adviser’s opinion, are attractively valued, from sellers eager to exit the market.

The adviser has significant flexibility in terms of where and how it can invest – including by geography, industry, sector or currency. Because of this flexibility, while the Fund does not concentrate its investments in any one specific industry, the Fund’s portfolio may have significant exposure to a small number of sectors or industries from time to time. The Fund will tend to invest in in deep value, lesser known securities of any capitalization, including small- to mid-cap, and those less-followed or covered by traditional investment research. The adviser will sell a security to invest in other securities that it believes are more undervalued, or if it believes that the security is no longer undervalued.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations. The Fund is a new mutual fund with a limited history of operations for investors to evaluate.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not achieve the Fund’s investment objective.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for greater volatility than a diversified fund.

Sector Risk: If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Value Investing Risk. The adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.moerusfunds.com or by calling 1-844-MOERUS1.